Stock-Based Compensation - Narrative - 10Q (Details) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) tranche shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) tranche $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class A common stock issued upon exercise of stock options (in shares) | shares							83,795		20,348
Class A common stock issued upon exercise of stock options	$ 143	$ 415	$ 629	$ 35	$ 20	$ 112			$ 168	$ 73
Intrinsic Value	20,000						$ 20,000		2,600
Intrinsic Value	11,800						11,800		2,300
Share-based compensation arrangement by share-based payment award, options, exercised, intrinsic value	1,400						$ 1,400		$ 300
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value (in dollars per share) | $ / shares							$ 26.52	$ 12.99	$ 12.99	$ 15.37
Share-based payment arrangement, expense	$ 2,474			386			$ 5,833	$ 1,063	$ 1,418	$ 1,252
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount									3,200
Grants in period (in shares) | shares							482,384
Number of shares common stock holder to receive when restricted stock unit vests (in shares) | shares	1						1
Options to purchase common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class A common stock issued upon exercise of stock options (in shares) | shares							14,582
Class A common stock issued upon exercise of stock options							$ 300
Share-based payment arrangement, expense	$ 1,800			$ 400			4,300	$ 1,000	$ 1,400	1,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 19,900						$ 19,900
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition							3 years 29 days		2 years 7 months 2 days
Performance Based RSUs | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants in period (in shares) | shares							252,124
Share-based payment arrangement, number of tranches | tranche	2						2
Restricted stock awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 700						$ 1,500		$ 20	$ 200
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 6,600						$ 6,600
Award vesting period							2 years 5 months 8 days